SHARE OPTIONS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) Share $ / shares	Dec. 31, 2022 USD ($) Share $ / shares	Dec. 31, 2021 USD ($) Share $ / shares	Dec. 31, 2020 Share
Disclosure of classes of share capital [line items]
Description of share-adjusted ratio	In February 2024, the Company adjusted its ADS ratio from 1 ADS: 4 ordinary share to 1 ADS: 20 ordinary shares.
Weighted-average remaining contractual life of options outstanding	5 years 10 days	5 years 6 months 29 days
Share based payments continuing operations | $	$ 2,069,000	$ 1,755,000	$ 1,100,000
Share based payments capitalised in intangible development project assets | $		0	11,000
Share based payments charge | $	$ 2,069,000	$ 1,755,000	$ 1,111,000
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Number of options | Share	46,914,672	44,814,672	18,727,990	19,485,990
Number of share options exercised | Share	880,000	2,733,328	0
Average share price, share options exercised	$ 0.19
Opening share price	0.24	$ 0.36	$ 0.95
Closing share price	0.11	0.25	0.36
Average share price	0.21
Weighted average exercise price	0.19	0.19	$ 0
Class A Ordinary shares [Member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Weighted average exercise price	0.19	0.19
Class A Ordinary shares [Member] | Top of range [member]
Disclosure of classes of share capital [line items]
Weighted average exercise price	$ 0.19	$ 0.19
American depositary share [Member]
Disclosure of classes of share capital [line items]
Number of options | Share	2,345,734	2,240,734	936,400	974,300
Number of share options exercised | Share	44,000	136,666
Average share price, share options exercised	$ 3.8
Opening share price	4.8	$ 7.35	$ 19
Closing share price	2.15	4.95	$ 7.15
Average share price	4.11
Weighted average exercise price	3.8	3.8
American depositary share [Member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Weighted average exercise price	3.8	3.8
American depositary share [Member] | Top of range [member]
Disclosure of classes of share capital [line items]
Weighted average exercise price	$ 3.8	$ 3.8